Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2021-1
Statement to Securityholders
Determination Date: May 12, 2025

Payment Date	5/15/2025
Collection Period Start	4/1/2025
Collection Period End	4/30/2025
Interest Period Start	4/15/2025
Interest Period End	5/14/2025

Cut-Off Date Net Pool Balance	$1,356,483,994.50
Cut-Off Date Adjusted Pool Balance	$1,356,483,994.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Nov-22
Class A-2 Notes	$—	$—	$—	—	Feb-25
Class A-3 Notes	$33,861,546.14	$14,677,344.43	$19,184,201.71	0.041150	Sep-26
Class A-4 Notes	$105,390,000.00	$—	$105,390,000.00	1.000000	Apr-27
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Apr-27
Class C Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	May-27
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Mar-28
Total Notes	$179,944,546.14	$14,677,344.43	$165,267,201.71

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$183,335,756.13	$168,658,411.70	0.124335
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$183,335,756.13	$168,658,411.70
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Reserve Account Balance	$3,391,209.99	$3,391,209.99

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	0.13428%	ACT/360	$—
Class A-2 Notes	$—	0.32000%	30/360	$—
Class A-3 Notes	$33,861,546.14	0.77000%	30/360	$21,727.83
Class A-4 Notes	$105,390,000.00	1.04000%	30/360	$91,338.00
Class B Notes	$13,565,000.00	1.29000%	30/360	$14,582.38
Class C Notes	$13,564,000.00	1.43000%	30/360	$16,163.77
Class D Notes	$13,564,000.00	1.68000%	30/360	$18,989.60
Total Notes	$179,944,546.14			$162,801.58

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$183,335,756.13	$168,658,411.70
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$183,335,756.13	$168,658,411.70
Number of Receivables Outstanding	27,480	26,484
Weighted Average Contract Rate	3.89%	3.89%
Weighted Average Remaining Term (months)	20.8	20.0

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$591,741.08
Principal Collections	$14,569,294.85
Liquidation Proceeds	$134,506.46
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$15,295,542.39
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$15,295,542.39

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$152,779.80	$152,779.80	$—	$—	$15,142,762.59
Interest - Class A-1 Notes	$—	$—	$—	$—	$15,142,762.59
Interest - Class A-2 Notes	$—	$—	$—	$—	$15,142,762.59
Interest - Class A-3 Notes	$21,727.83	$21,727.83	$—	$—	$15,121,034.76
Interest - Class A-4 Notes	$91,338.00	$91,338.00	$—	$—	$15,029,696.76
First Allocation of Principal	$—	$—	$—	$—	$15,029,696.76
Interest - Class B Notes	$14,582.38	$14,582.38	$—	$—	$15,015,114.38
Second Allocation of Principal	$—	$—	$—	$—	$15,015,114.38
Interest - Class C Notes	$16,163.77	$16,163.77	$—	$—	$14,998,950.61
Third Allocation of Principal	$—	$—	$—	$—	$14,998,950.61
Interest - Class D Notes	$18,989.60	$18,989.60	$—	$—	$14,979,961.01
Fourth Allocation of Principal	$11,286,134.44	$11,286,134.44	$—	$—	$3,693,826.57
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,693,826.57
Regular Principal Distribution Amount	$3,391,209.99	$3,391,209.99	$—	$—	$302,616.58
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$302,616.58
Remaining Funds to Certificates	$302,616.58	$302,616.58	$—	$—	$—
Total	$15,295,542.39	$15,295,542.39	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$183,335,756.13	$168,658,411.70
Note Balance	$179,944,546.14	$165,267,201.71
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Target Overcollateralization Amount	$3,391,209.99	$3,391,209.99
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,209.99
Beginning Reserve Account Balance	$3,391,209.99
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,209.99

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.06%	12	$108,049.58
Liquidation Proceeds of Defaulted Receivables[1]	0.08%	140	$134,506.46
Monthly Net Losses (Liquidation Proceeds)			$(26,456.88)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.26%
Second Preceding Collection Period			(0.18)%
Preceding Collection Period			(0.40)%
Current Collection Period			(0.18)%
Four-Month Average Net Loss Ratio			(0.12)%
Cumulative Net Losses for All Periods			$2,382,925.11
Cumulative Net Loss Ratio			0.18%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.44%	85	$736,560.17
60-89 Days Delinquent	0.28%	49	$464,338.16
90-119 Days Delinquent	0.02%	5	$35,231.45
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.73%	139	$1,236,129.78

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		9	$128,357.59
Total Repossessed Inventory		14	$185,404.62

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		54	$499,569.61
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.27%
Second Preceding Collection Period			0.25%
Preceding Collection Period			0.22%
Current Collection Period			0.30%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of April 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.22	0.13%	22	0.08%